Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2024	$ 161	$ (161)	$ 3	$ 1,708,544	$ 1,708,547
Balance, shares at Mar. 31, 2024	16,100,000
Net income for the period (unaudited)				631,441	631,441
Issue of ordinary shares (unaudited)	$ 39		375,061		375,100
Issue of ordinary shares (unaudited), shares	3,900,000
Balance at Sep. 30, 2024	$ 200	(161)	375,064	2,339,985	2,715,088
Balance, shares at Sep. 30, 2024	20,000,000
Balance at Mar. 31, 2025	$ 200		375,064	2,734,862	3,110,126
Balance, shares at Mar. 31, 2025	20,000,000
Net income for the period (unaudited)				198,336	198,336
Issue of ordinary shares (unaudited)	$ 16		4,187,035		4,187,051
Issue of ordinary shares (unaudited), shares	1,600,000
Balance at Sep. 30, 2025	$ 216		$ 4,562,099	$ 2,933,198	$ 7,495,513
Balance, shares at Sep. 30, 2025	21,600,000